Note Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
Note Payable

22. Note payable

Note Payable Due to Bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of 0.25% above the prime rate (5.5% as of December 20, 2018). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of December 31, 2021 and June 30, 2021, the loan principal balance was $25,982 and $25,982, respectively.

Notes Payable Due to Non-related Parties

On June 15, 2018, the Company entered into a promissory note with an accredited investor. The original principal amount was $20,000 and the note bears 8% interest per annum. The note was payable upon demand. As of December 31, 2021 and June 30, 2021, this note had a balance of $20,000 and $20,000, with unpaid accrued interest expenses of $12,900 and $11,000, respectively.

On October 6, 2020, the Company entered into a promissory note with Darryl Kuecker, and Shirley Ann Hunt (the “Trustee”) for borrowing $1,390,000 with annual interest rate of 6% due in 30 years. Darryl Kuecker, Trustee of the 2002 Darry Keucker Revocable Trust as to an undivided 36% interest, and Shirley Ann Hunt, Trustee of the 2002 Shirley Ann Hunt Revocable Trust as to an undivided 64% interest. Principal and interest shall be payable on monthly basis, in installments of $8,333.75, beginning on November 1, 2020 and until September 1, 2050. Payments to be divided and made separately to each beneficiary per the beneficiary’s instruction: $3,000.15 to Darryl Kuecker, Trustee and $5,333.60 to Shirley Hunt, Trustee. As of December 31, 2021 and June 30, 2021, the Company has an outstanding balance of $1,368,479 and $1,378,222, respectively. For the periods ended December 31, 2021 and year ended June 30, 2021, the Company paid interest expense of $41,238 and $57,892, respectively.

On May 12, 2021, the Company entered into a promissory note with Lemon Glow Shareholders. The original principal amount was $3,976,000 and the note bears interest at the rate of 5% per year 36 monthly payments commencing on June 15, 2021. As of December 31, 2021 and June 30, 2021, the note had a remaining balance of $3,519,984 and $3,626,000, respectively. As of December 31, 2021 and June 30, 2021, the note had accrued interest balance of $89,733 and $0, respectively.

On May 17, 2021, the Company entered into a note with Hyundai financing in total principal amount of $13,047. The monthly payment was $251 per month. As of December 31, 2021 and June 30, 2020, the note had an outstanding balance of $11,787 and $13,047, respectively.

Notes Payable Due to Related Parties

On January 23, 2013, the Company entered into a promissory note with a former employee of the Company. The original principal amount was $40,000 and the note bears no interest. The note was payable upon demand. As of December 31, 2021 and June 30, 2021, this note had a balance of $0 and $15,427, respectively.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

27. Note Payable

Note payable due to bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of one quarter percent (0.25%) above the prime rate (3.25% as of September 30, 2013). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of June 30, 2021 and 2020, the loan principal balance was $25,982 and $25,982, respectively.

Notes payable due to non-related parties

On June 15, 2018, the Company entered into a promissory note with one of the accredited investors. The original principal amount was $20,000 and the note bears 8% interest per annum. The note was payable upon demand. As of June 30, 2021 and 2020, this note had a balance of $20,000 and $20,000, respectively.

Notes payable due to related parties

On January 23, 2013, the Company entered into a promissory note with its former employee of the Company who owns less than 5% of the Company’s stock. The original principal amount was $40,000 and the note bears no interest. The note was payable upon demand. As of June 30, 2021 and 2020, this note had a balance of $15,427 and $15,427, respectively.